Trade and other receivables - Ageing (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate (%)	57.00%	47.00%
Trade notes and accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 5,627	€ 9,497
Trade notes and accounts receivable | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	795	3,291
Trade notes and accounts receivable | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,789	1,554
Trade notes and accounts receivable | Past due but not impaired | 30 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	722	2,515
Trade notes and accounts receivable | Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,321	2,137
Trade notes and accounts receivable | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,133	17,780
Trade notes and accounts receivable | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ (7,506)	€ (8,283)